Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	35 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.49%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	3.76%
Performance Inception Date		Jan. 18, 2023
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.01%	1.46%
Performance Inception Date		Jan. 18, 2023
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	1.87%
Performance Inception Date		Jan. 18, 2023